First Quarter Report
October 31, 2023 (Unaudited)
Columbia Tax-Exempt Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Utah 0.0%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	3.870%	700,000	700,000
Total Floating Rate Notes (Cost $700,000)			700,000

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,239,004
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
04/30/2053	5.000%	8,695,000	8,610,673
Total			11,849,677
Alaska 0.1%
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2050	4.000%	2,500,000	2,000,021
Arizona 2.0%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	5,000,000	4,662,613
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	850,000	632,126
Social Bonds - Macombs Facility Project
Series 2021A
07/01/2061	4.000%	2,500,000	1,761,645
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,300,000	883,862
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	842,886
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	756,046
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2050	5.000%	22,500,000	22,926,042
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	7,127,993
Total			39,593,213
California 4.8%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
01/31/2054	5.000%	5,700,000	5,678,383
California Community Choice Financing Authority(d)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
09/30/2054	5.500%	3,500,000	3,605,052
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	8,897,166
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	8,961,065
2	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,477,588
02/01/2037	5.000%	1,000,000	970,862
California Municipal Finance Authority(c),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	8,731,589
California School Finance Authority(c)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	155,154
California State Public Works Board
Revenue Bonds
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,027,560
California Statewide Communities Development Authority(c)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,561,286
11/01/2043	6.375%	1,035,000	1,035,348
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	1,766,838
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,251,299
Castaic Lake Water Agency(g)
Certificate of Participation
Capital Appreciation - Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,171,493
Golden State Tobacco Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	816,839
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	2,995,416
San Diego County Regional Airport Authority(e)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,022,830
07/01/2058	5.250%	10,000,000	9,793,781
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	10,000,000	9,567,452
State of California
Unlimited General Obligation Bonds
Series 2022
09/01/2052	5.000%	3,000,000	3,075,283
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,007
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	390,000	392,329
Total			92,997,220
Colorado 4.4%
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	2,817,726
Subordinated Series 2018A
12/01/2048	4.000%	11,500,000	9,220,875
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,750,000	3,585,126
11/15/2053	5.500%	2,400,000	2,425,229
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	6,813,740
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,473,240
07/01/2044	5.375%	2,100,000	1,915,442
07/01/2049	5.500%	925,000	835,700

Columbia Tax-Exempt Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	12,101,340
09/15/2053	5.000%	10,000,000	7,901,877
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	6,673,975
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	3,635,136
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	9,000,000	8,780,469
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2052	5.250%	4,000,000	3,757,181
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	12,210,193
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	800,000	740,675
Total			84,887,924
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	940,513
District of Columbia 1.1%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,211,540
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,009,307
Unlimited General Obligation Bonds
Series 2023A
01/01/2045	5.000%	4,000,000	4,092,438
01/01/2048	5.250%	5,000,000	5,183,555
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority(e)
Refunding Revenue Bonds
Series 2023A
10/01/2048	5.250%	3,000,000	2,975,149
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	6,212,607
Total			20,684,596
Florida 4.0%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	2,625,000	2,131,800
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,231,400
12/01/2050	0.000%	1,000,000	327,500
Capital Trust Agency, Inc.(c),(g)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	5,600,000	222,537
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	9,130,692
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,036,676
County of Broward Airport System(e)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	13,275,147
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	5,000,000	4,908,007
County of Osceola Transportation(g)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	1,720,409
10/01/2041	0.000%	2,500,000	864,391
10/01/2042	0.000%	3,250,000	1,039,324
10/01/2043	0.000%	2,750,000	823,509
10/01/2044	0.000%	3,000,000	832,840
10/01/2046	0.000%	3,000,000	721,467

4	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2048	0.000%	4,000,000	832,590
Florida Development Finance Corp.(c)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	3,911,478
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	1,395,000	1,285,633
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2052	4.000%	2,645,000	2,073,994
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	5,204,349
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	3,703,188
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,000,000	736,019
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,486,010
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	6,407,669
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	1,980,000	2,041,776
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	2,987,564
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	1,090,000	1,113,327
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	6,615,626
Total			77,664,922
Georgia 2.3%
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,265,884
Georgia State Road & Tollway Authority(c),(g)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	130,000	127,024
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	5,000,000	4,928,277
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	18,300,000	17,996,105
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,468,522
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,036,108
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	5,300,000	5,108,300
Series 2022 (AGM)
07/01/2052	5.000%	5,300,000	5,014,857
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,345,544
Total			44,290,621
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,158,817

Columbia Tax-Exempt Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021
03/01/2040	4.000%	810,000	683,523
03/01/2041	4.000%	750,000	625,935
03/01/2051	4.000%	2,000,000	1,550,357
Revenue Bonds
Taxable - Terraces of Boise Project
Series 2021
10/01/2039	4.250%	9,135,000	6,476,915
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	10,000,000	6,427,460
Total			18,923,007
Illinois 11.3%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	11,169,488
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	4,389,586
Series 2022A
12/01/2047	5.000%	6,875,000	6,015,419
Chicago Midway International Airport(e)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	9,590,907
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	6,968,844
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	7,620,000	7,026,529
Senior Lien
Series 2022
01/01/2048	4.500%	3,000,000	2,601,368
01/01/2055	5.000%	11,250,000	10,318,986
Series 2015C
01/01/2046	5.000%	12,525,000	11,786,498
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,112,482
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	7,202,246
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,251,736
01/01/2039	5.000%	2,970,000	2,777,828
Revenue Bonds
2nd Lien
Series 2014
01/01/2044	5.000%	4,000,000	3,799,882
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2039	5.000%	2,000,000	1,881,945
11/01/2044	5.000%	2,850,000	2,640,771
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	9,198,293
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2040	4.000%	1,750,000	1,518,139
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	6,400,000	6,011,926
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	515,000	493,106
Illinois State Toll Highway Authority
Revenue Bonds
Series 2019A
01/01/2044	4.000%	5,000,000	4,278,327
Metropolitan Pier & Exposition Authority(g)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2039	0.000%	3,000,000	1,228,250
12/15/2040	0.000%	3,050,000	1,170,536
12/15/2041	0.000%	2,200,000	795,019
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	3,957,166

6	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2052	4.000%	3,000,000	2,307,460
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	1,865,529
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	14,586,343
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	6,100,680
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,037,312
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	6,484,222
Series 2019C
11/01/2042	4.000%	9,925,000	8,242,465
11/01/2043	4.000%	3,000,000	2,466,228
11/01/2044	4.000%	2,000,000	1,627,774
Series 2014
02/01/2039	5.000%	15,000,000	14,275,285
Series 2016
11/01/2030	5.000%	5,975,000	6,053,112
Series 2020
05/01/2039	5.500%	2,705,000	2,767,314
Series 2020C
05/01/2024	5.500%	1,000,000	1,005,352
Series 2022A
03/01/2047	5.500%	19,000,000	19,100,069
Series 2023B
05/01/2047	5.500%	1,750,000	1,758,981
05/01/2048	4.500%	600,000	506,358
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,074,972
Total			218,444,733
Indiana 0.0%
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	110,000	89,122
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.3%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	6,900,000	6,098,950
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	6,890,000	4,328,968
05/15/2053	4.000%	12,790,000	7,469,437
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2038	5.000%	500,000	371,055
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	6,723,247
Total			24,991,657
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,626,571
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	5,925,359
Total			7,551,930
Louisiana 2.3%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	25,016
05/15/2041	4.000%	25,000	25,016
05/15/2047	5.000%	15,000	15,368
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2036	5.000%	1,750,000	1,757,879
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2052	5.000%	1,600,000	1,491,813

Columbia Tax-Exempt Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	16,695,000	16,067,039
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	3,463,270
Series 2015B
01/01/2045	5.000%	21,150,000	19,796,199
Parish of St. James(c)
Revenue Bonds
Nustar Logistics LP Project
Series 2011 (Mandatory Put 06/01/25)
08/01/2041	5.850%	2,500,000	2,527,249
Total			45,168,849
Maryland 0.9%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	2,514,331
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	3,228,160
Maryland Economic Development Corp.(e)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	5,000,000	4,575,138
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	713,671
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	4,257,174
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	2,791,259
Total			18,079,733
Massachusetts 1.2%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2030	5.500%	2,500,000	2,720,557
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2008B
07/01/2027	5.250%	710,000	752,450
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,102,477
Massachusetts Development Finance Agency(f)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	3,825,474	38,255
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	5,520,568
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,244,806
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,071,797
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	7,949,653
Massachusetts Port Authority(e)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,232,203
Total			22,632,766
Michigan 3.9%
Michigan Finance Authority
Prerefunded 12/01/29 Revenue Bonds
Trinity Health Group
Series 2019
12/01/2040	4.000%	380,000	387,066
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	7,615,952
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,074,897

8	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
CHE Trinity Health
Series 2019
12/01/2040	4.000%	5,620,000	4,962,941
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	3,443,112
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	2,095,000	2,110,090
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	3,926,624
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	5,715,487
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	7,403,598
06/30/2048	5.000%	3,000,000	2,723,486
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	505,000	510,209
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	890,000	900,304
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	20,000,000	20,888,950
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	11,365,164
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	1,907,787
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	205,000	208,157
Total			75,143,824
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.4%
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2048	4.000%	5,000,000	3,786,633
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	877,911
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2025	0.000%	17,500,000	16,650,489
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	7,110,000	5,291,130
Total			26,606,163
Mississippi 0.0%
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	890,000	890,982
Missouri 2.1%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	2,538,877
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	6,984,994
02/01/2044	5.000%	12,725,000	11,135,671
Kansas City Industrial Development Authority(e)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	4,841,561

Columbia Tax-Exempt Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	1,761,955
05/15/2042	5.250%	2,290,000	1,709,849
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,280,000	964,660
11/01/2045	2.700%	1,045,000	770,649
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	8,354,873
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,652,697
Total			41,715,786
Nebraska 2.2%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,336,887
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2036	5.000%	1,000,000	975,170
05/15/2044	5.000%	6,400,000	5,979,113
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	7,500,000	7,242,109
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	6,073,985
01/01/2049	4.000%	20,595,000	16,474,673
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2042	3.050%	260,000	227,683
Total			42,309,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.3%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,043,345
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,092,190
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	953,415
Series 2018A
12/15/2038	5.000%	835,000	745,829
12/15/2048	5.000%	500,000	407,717
Total			5,242,496
New Hampshire 0.5%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,252,850	8,515,843
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,303,349
New Hampshire Health & Education Facilities Authority Act(f)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,460,876	87,653
07/01/2042	0.000%	834,787	50,087
Total			9,956,932
New Jersey 3.9%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,148,240
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15

10	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	2,659,658
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,307,047
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	14,882,394
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,272,063
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,570,922
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	15,745,840
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	4,245,000	2,842,500
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2034	5.000%	6,000,000	6,150,648
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,446,182
Series 2022
06/15/2048	5.000%	3,750,000	3,671,805
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,167,513
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	2,815,344
01/01/2052	5.250%	6,250,000	6,372,545
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.250%	2,000,000	1,963,588
Subordinated Series 2018B
06/01/2046	5.000%	3,580,000	3,319,438
Total			76,335,742
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	1,530,000	1,360,339
07/01/2039	3.350%	1,285,000	1,059,668
07/01/2044	3.600%	2,675,000	2,377,936
Total			4,797,943
New York 7.0%
Build NYC Resource Corp.(c),(e)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	100,000	99,636
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,141,354
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,561,330
Subordinated Series 2023E-1
04/01/2050	4.000%	5,100,000	4,287,763
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,154,234
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	4,667,804
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	6,440,000	4,604,036
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	19,575,000	16,351,557
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	8,955,813
Subordinated Series 2022A-1
08/01/2044	5.000%	1,900,000	1,924,034
08/01/2048	4.000%	2,400,000	2,026,847

Columbia Tax-Exempt Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,675,861
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,634,420
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	1,210,000	857,915
New York State Dormitory Authority
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	2,971,798
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	3,213,486
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	14,000,000	11,922,386
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	8,000,000	7,587,357
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	1,430,000	1,191,627
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	5,750,000	5,475,467
12/01/2042	4.000%	4,355,000	3,516,820
New York Transportation Development Corp.(e),(h)
Revenue Bonds
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,724,008
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2023-238
07/15/2039	5.000%	3,000,000	2,984,457
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2041	4.000%	1,000,000	843,595
Consolidated Bonds
Series 221
07/15/2040	4.000%	4,000,000	3,405,273
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	9,427,198
Triborough Bridge & Tunnel Authority
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2052	5.500%	3,000,000	3,132,455
Series 2022A
11/15/2052	4.000%	12,500,000	10,373,465
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	1,787,126
09/15/2047	5.250%	3,025,000	2,067,977
09/15/2053	5.250%	6,240,000	4,085,297
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	3,219,428
Total			135,871,824
North Carolina 1.2%
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	11,218,991
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2042	4.000%	2,500,000	1,756,163
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,404,553
07/01/2044	5.000%	2,260,000	1,811,791
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	625,630
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	317,959
07/01/2034	0.000%	1,135,000	657,836
Series 2019
01/01/2044	0.000%	4,000,000	1,355,311

12	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	2,518,264
01/01/2043	0.000%	3,500,000	1,269,616
Total			22,936,114
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	1,405,000	1,002,653
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	700,000	624,798
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,845,000	1,775,903
Total			3,403,354
Ohio 2.1%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	24,790,000	20,279,026
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	325,000	250,307
12/01/2049	5.125%	1,895,000	1,344,608
Lake County Port & Economic Development Authority(c),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	1,740,000
12/01/2052	0.000%	1,500,000	435,000
Ohio Air Quality Development Authority(c),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	896,989
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,082,451
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	8,927,777
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	4,268,969
Total			41,225,127
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,720,000	2,417,655
Oregon 1.9%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	828,598
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
09/30/2044	5.400%	3,225,000	3,259,508
Port of Portland Airport(e)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2053	5.500%	20,000,000	20,220,362
State of Oregon
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2023
05/01/2048	5.000%	5,580,000	5,660,070
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,820,000	2,603,995
Washington & Multnomah Counties School District No. 48J Beaverton(g)
Unlimited General Obligation Bonds
Series 2022A
06/15/2048	0.000%	20,000,000	5,013,096
Total			37,585,629
Pennsylvania 10.2%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,021,408

Columbia Tax-Exempt Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,501,796
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	865,000	874,386
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	4,385,000	4,113,403
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,129,975
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	942,974
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	5,307,356
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	1,685,345
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	15,104,834
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2046	5.250%	1,250,000	1,149,051
Series 2017A
11/15/2042	4.000%	30,000,000	25,251,747
Revenue Bonds
Presbyterian Senior Living Project
Series 2023
07/01/2049	5.250%	1,250,000	1,132,452
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	13,820,000	13,089,989
06/30/2042	5.000%	12,375,000	11,383,475
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,065,447
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	3,000,000	3,106,261
Series 2022 (AGM)
12/31/2057	5.000%	5,000,000	4,786,798
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	13,403,430
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	5,900,375
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2015A-1
12/01/2045	5.250%	25,295,000	25,324,034
Subordinated Series 2016A-1
12/01/2046	5.000%	2,000,000	1,961,390
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	10,004,412
Subordinated Series 2014A-1
12/01/2043	5.000%	16,940,000	16,447,517
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	14,917,879
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	6,925,082
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	5,545,101

14	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018B
09/01/2043	5.000%	985,000	978,945
Total			197,199,393
Puerto Rico 2.3%
Commonwealth of Puerto Rico(g),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	3,508,841	1,776,351
Subordinated Series 2022
11/01/2043	0.000%	2,805,420	1,395,696
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	5,210,000	4,615,645
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	7,000,000	1,750,000
Series 2012A
07/01/2042	0.000%	7,000,000	1,750,000
Puerto Rico Public Finance Corp.(i)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	478,397
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	2,610,806
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,116,259
Puerto Rico Sales Tax Financing Corp.(g),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	93,959,000	23,290,209
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	7,000,000	6,111,055
Total			44,894,418
South Carolina 1.4%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,660,000	10,813,979
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	910,000	933,870
Revenue Bonds
York Preparatory Academy Project
Series 2014A Escrowed to Maturity
11/01/2023	5.750%	185,000	185,009
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	13,916,502
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	890,000	690,863
07/01/2040	3.000%	890,000	675,861
Total			27,216,084
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	4,500,000	4,190,283
Tennessee 1.9%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,305,353
10/01/2035	5.000%	645,000	645,787
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	7,200,000	6,109,543
New Memphis Arena Public Building Authority(g)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2041	0.000%	1,500,000	562,067
04/01/2043	0.000%	1,500,000	497,895
04/01/2045	0.000%	1,500,000	441,326
04/01/2046	0.000%	750,000	207,698
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2054	5.750%	12,000,000	8,102,749

Columbia Tax-Exempt Fund | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	9,805,000	9,703,510
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	690,000	629,504
07/01/2042	3.600%	460,000	435,766
Issue 3
Series 2018
01/01/2049	3.950%	4,855,000	4,508,109
Social Bond
Series 2022-2
01/01/2048	4.350%	3,500,000	3,111,493
Total			36,260,800
Texas 11.7%
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,324,685
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	4,400,000	3,622,582
Central Texas Regional Mobility Authority(g)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,887,824
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2037	5.000%	5,000,000	4,810,940
08/15/2042	5.000%	12,000,000	11,325,283
City of Houston Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2053	5.250%	5,000,000	4,873,863
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	800,000	647,076
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	1,995,000	1,995,372
08/15/2042	5.000%	2,350,000	2,160,979
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013
08/15/2033	6.000%	990,000	991,095
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	2,847,966
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	9,463,962
Series 2015A
12/01/2035	5.000%	2,200,000	2,163,576
12/01/2045	5.000%	1,100,000	987,915
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	8,475,000	7,117,511
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,321,252
02/01/2053	5.250%	2,500,000	2,584,459
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	5,200,000	4,399,940
Dallas Love Field(e)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	744,626
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	645,000	628,425
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2053	5.000%	5,000,000	5,037,585
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	3,301,880
Hays Consolidated Independent School District
Unlimited General Obligation Bonds
Seires 2023
02/15/2048	5.000%	4,085,000	4,153,068
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	2,000,000	1,643,563

16	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	3,300,000	2,741,615
Series 2023
02/15/2053	4.000%	8,375,000	6,939,275
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	5,000,000	5,032,341
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	6,208,191
Revenue Bonds
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	6,027,532
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	9,000,000	9,405,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	0.000%	1,000,000	480,000
07/01/2051	0.000%	6,745,000	3,237,600
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	3,335,000	1,600,800
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,230,000	1,203,634
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	5,500,000	5,569,088
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	356,792
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	3,974,267
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,068,560
Rockwall Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,060,656
Sanger Industrial Development Corp.(c),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,141,575
Sherman Independent School District
Unlimited General Obligation Bonds
Series 2023B
02/15/2053	5.000%	10,000,000	10,093,257
Tarrant County College District
Limited General Obligation Bonds
Series 2022
08/15/2042	4.000%	15,600,000	13,401,551
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,177,348
10/01/2049	5.000%	1,870,000	1,584,588
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2052	4.000%	2,650,000	2,123,710
Tarrant County Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	1,925,000
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	400,000	354,460
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	3,056,931
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,629,345

Columbia Tax-Exempt Fund | First Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Segment 3C Project
Series 2019
06/30/2058	5.000%	21,445,000	19,545,207
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	1,841,036
12/31/2055	5.000%	6,250,000	5,458,016
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	1,753,006
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,509,389
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,520,050
02/15/2035	3.000%	1,750,000	1,493,442
02/15/2036	3.000%	1,435,000	1,197,605
Series 2023
02/15/2048	5.000%	1,750,000	1,763,672
Total			227,509,966
Utah 0.5%
City of Salt Lake City Airport(e)
Revenue Bonds
Series 2023A
07/01/2053	5.250%	2,250,000	2,196,481
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A
07/01/2047	5.000%	6,500,000	6,140,987
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,740,000	2,128,601
Total			10,466,069
Virginia 1.2%
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2031	5.000%	800,000	801,189
06/15/2033	5.000%	500,000	500,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(e)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	2,981,465
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	3,463,542
12/31/2056	5.000%	16,800,000	15,333,957
Total			23,080,558
Washington 1.3%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,452,802
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,305,314
12/01/2045	6.250%	2,500,000	2,240,737
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	8,946,306
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	2,591,614
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	753,079
07/01/2035	6.750%	550,000	569,567
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	455,758
Washington State Housing Finance Commission(c)
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,298,813
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,445,000	1,454,650
07/01/2059	6.250%	1,430,000	1,442,079
07/01/2063	6.375%	750,000	740,690

18	Columbia Tax-Exempt Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	330,000	324,399
Total			24,575,808
West Virginia 1.0%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	3,531,568
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	15,647,750
Total			19,179,318
Wisconsin 1.6%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	3,337,465
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	3,665,800
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	702,585
05/15/2047	5.250%	1,105,000	913,136
Mary’s Woods at Marylhurst, Inc.
Series 2017
05/15/2052	5.250%	500,000	401,864
Public Finance Authority(c),(g)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	21,100,000	838,486
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	10,000,000	8,020,750
Wisconsin Center District(g)
Revenue Bonds
Senior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	18,625,000	2,387,539
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	1,525,130
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	1,622,174
07/01/2053	4.125%	5,000,000	3,402,653
Series 2018B
07/01/2038	4.375%	1,250,000	890,983
07/01/2043	4.500%	1,375,000	911,046
07/01/2048	5.000%	500,000	340,333
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	3,022,594
Total			31,982,538
Wyoming 0.3%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	5,967,270
Total Municipal Bonds (Cost $2,241,170,815)			1,909,752,200

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.823%(j)	256,655	256,655
Total Money Market Funds (Cost $256,655)		256,655
Total Investments in Securities (Cost $2,242,127,470)		1,910,708,855
Other Assets & Liabilities, Net		31,102,664
Net Assets		$1,941,811,519

Columbia Tax-Exempt Fund | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2023.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $76,987,208, which represents 3.96% of total net assets.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security in default.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2023, the total value of these securities amounted to $44,894,418, which represents 2.31% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Columbia Tax-Exempt Fund | First Quarter Report 2023

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